Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of investments

	2024	2023
	$ million	$ million
At 1 January	8	12
Additions	1	–
Fair value remeasurement	–	(4)
At 31 December	9	8